Change in Accumulated Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	¥ 28,286	¥ (80,646)	¥ (367,249)
Equity transactions with noncontrolling interests and other	73	(22)	(655)
Other comprehensive income (loss) before reclassifications	(62,312)	96,702	276,842
Amounts reclassified from accumulated other comprehensive income (loss)	4,211	12,252	10,416
Net change during the period	(58,028)	108,932	286,603
Balance at end of year	(29,742)	28,286	(80,646)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	144,557	1,734	(247,734)
Equity transactions with noncontrolling interests and other	73	10	(323)
Other comprehensive income (loss) before reclassifications	(57,592)	142,813	249,791
Net change during the period	(57,519)	142,823	249,468
Balance at end of year	87,038	144,557	1,734
Unrealized gains and losses on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	12,546	10,242	4,146
Equity transactions with noncontrolling interests and other		3	(1)
Other comprehensive income (loss) before reclassifications	1,691	3,933	7,449
Amounts reclassified from accumulated other comprehensive income (loss)	(182)	(1,632)	(1,352)
Net change during the period	1,509	2,304	6,096
Balance at end of year	14,055	12,546	10,242
Gains and losses on derivatives instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(2,603)	(2,408)	(4,462)
Equity transactions with noncontrolling interests and other			(2)
Other comprehensive income (loss) before reclassifications	(256)	(2,204)	(7,551)
Amounts reclassified from accumulated other comprehensive income (loss)	3,041	2,009	9,607
Net change during the period	2,785	(195)	2,054
Balance at end of year	182	(2,603)	(2,408)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(126,214)	(90,214)	(119,199)
Equity transactions with noncontrolling interests and other		(35)	(329)
Other comprehensive income (loss) before reclassifications	(6,155)	(47,840)	27,153
Amounts reclassified from accumulated other comprehensive income (loss)	1,352	11,875	2,161
Net change during the period	(4,803)	(36,000)	28,985
Balance at end of year	¥ (131,017)	¥ (126,214)	¥ (90,214)